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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                    10105
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

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ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of March 31, 2007 is as follows:

                                                                                              NUMBER OF    DIVIDENDS,
                                                                                                SHARES,    INTEREST &
                              % OF                                                            PRINCIPAL/    REALIZED
                           CONTROLLED     COST                                                 NOTIONAL     GAINS AND
                            AFFILIATE    (C)(D)    NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)      OWNED      (000S)          HELD BY CONTROLLED AFFILIATE           (000S)       (000S)        (000S)
------------------------   ----------   -------   ----------------------------------------   -----------   ----------   ------------
FIT Capital Trading LLC        100%     $40,993   U.S. Government treasury securities;
                                                  5.19%; sold April 2007                     $ 4,100,000     $ 6,203    $ 4,086,968

                                                  Repurchase agreements with Goldman Sachs
                                                  & Co.; 5.21%; repaid April 2007            $(4,046,098)     (7,074)    (4,046,098)

                                                  Cash at custodial account                  $       123          --            123

RESG Acquisition LLC          89.7%          --   Common Stock of RESG MIDL Corp., owner
                                                  of debt and equity interests in a
                                                  portfolio of retail real estate                     --         452          4,681

FIT DVI LLC                    100%       2,353   Secured debt of DVI Receivables Inc., a
                                                  medical receivables company; 3.60%; due
                                                  September 2010                             $     3,321         196          3,125

FIT CFN Holdings LLC           100%          --   53.57% of Green Tree MH Investor LLC and
                                                  related manufactured home assets of
                                                  Green Tree Investment Holdings II LLC.              --      14,293         76,119

                                             --   Note receivable from Green Tree MH
                                                  Investor LLC; 12.00%; repaid in January
                                                  2007                                       $        --         110             --

                                             --   53.57% of Green Tree HE/HI Investor LLC
                                                  and related home equity/home improvement
                                                  assets of Green Tree Investment Holdings
                                                  II LLC.                                             --      25,642         16,301

                                             --   53.57% of Green Tree Residual Investor
                                                  LLC.                                                --          --             --

                                             --   Note receivable from Green Tree Residual
                                                  Investor LLC; 15.75%; repaid in
                                                  January 2007                               $        --           2             --

                                             --   53.57% of Green Tree Investment Holdings
                                                  III, LLC, an insurance brokerage
                                                  business                                            --      33,496          2,161

                                             --   Note receivable from Green Tree
                                                  Investment Holdings III, LLC; 14.00%;
                                                  repaid in January 2007                     $        --          70             --

See notes to consolidated schedule of investments.

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
                                                                                              NUMBER OF    DIVIDENDS,
                                                                                                SHARES,    INTEREST &
                              % OF                                                            PRINCIPAL/    REALIZED
                           CONTROLLED     COST                                                 NOTIONAL     GAINS AND
                            AFFILIATE    (C)(D)    NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)      OWNED      (000S)          HELD BY CONTROLLED AFFILIATE           (000S)       (000S)        (000S)
------------------------   ----------   -------   ----------------------------------------   -----------   ----------   ------------
FIT Holdings LLC               100%       1,677   Crown Castle International Corp.,
                                                  (formerly Global Signal Inc.) a provider
                                                  of wireless communications tower rental
                                                  space, common stock (e), (f)                     4,748         --         152,568

                                                  Brookdale Senior Living, Inc., an owner
                                                  and operator of senior living
                                                  facilities, common stock (e)                    33,228         --       1,483,963

                                                  Dividends receivable (e)                   $    14,953         --          14,953

                                                  Mapeley Limited, a British real estate
                                                  operating company, common stock (e)              7,904         --         605,028

                                                  Restricted cash (e)                        $     8,301         --           8,301

                                                  Stock loan payable; 3-month LIBOR + 3.5%
                                                  and due June 2007                          $   732,000     (1,622)       (731,152)

FIT CCRC LLC                   100%         183   Factored accounts receivable               $     1,830          5             586

FIT Aero Investments           100%      35,560   100% of Aerofort Investments LLC and
   Ltd.                                           100% of FIT AERO Iceland, LTD, lessors
                                                  of aircraft                                         --         --          44,172
                                        -------                                                             -------     -----------
   Total Investments (b)                $80,766                                                             $71,773     $ 1,721,799
                                        =======                                                             =======     ===========

See notes to consolidated schedule of investments.
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FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
(Unaudited)
MARCH 31, 2007

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately ($112.2) million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,834.0 million (gross unrealized appreciation of $1,834.0 million and gross unrealized depreciation of $0.0 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e)  These assets serve as collateral for the stock loan.

(f) Crown Castle International Corp. completed its merger with Global Signal on January 12, 2007.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: May 29, 2007


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 29, 2007